Advances to Suppliers, net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Advances to suppliers, net
Advances to suppliers	$ 123,711	$ 258,855
Allowance for doubtful accounts	(41,970)	(46,571)
Advances to suppliers, net	$ 81,741	$ 212,284